Segment Information - Segment Disclosures (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 3,611,989,000	$ 2,725,867,000	$ 2,443,776,000
Total depreciation and amortization	837,207,000	525,580,000	481,691,000
Capital expenditures	1,113,365,000	868,120,000	660,203,000
Americas
Segment Reporting Information [Line Items]
Total revenues	1,679,549,000	1,512,535,000	1,376,103,000
Total depreciation and amortization	319,202,000	278,216,000	261,018,000
Capital expenditures	503,855,000	401,685,000	333,315,000
EMEA
Segment Reporting Information [Line Items]
Total revenues	1,171,339,000	698,807,000	637,265,000
Total depreciation and amortization	313,291,000	117,655,000	114,511,000
Capital expenditures	400,642,000	202,322,000	151,634,000
Asia-Pacific
Segment Reporting Information [Line Items]
Total revenues	761,101,000	514,525,000	430,408,000
Total depreciation and amortization	204,714,000	129,709,000	106,162,000
Capital expenditures	208,868,000	264,113,000	175,254,000
U.S.
Segment Reporting Information [Line Items]
Total revenues	$ 1,549,819	$ 1,404,648	$ 1,257,661